GOEHRING & ROZENCWAJG INVESTMENT FUNDS

Goehring & Rozencwajg Resources Fund

SUPPLEMENT DATED JUNE 24, 2022 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 28, 2021

This supplement provides new and additional information that replaces information contained in the SAI and should be read in conjunction with the SAI.

Effective June 23, 2022, the Trustee and Officer Table under the “TRUSTEES AND OFFICERS” section of the Goehring & Rozencwajg Investment Funds (the “Fund”) are hereby deleted and replaced in their entirety with the following:

INDEPENDENT TRUSTEES

Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee	Experience, Qualifications, Attributes, Skills for Board Membership
Mark Kellstrom (1961)	Trustee	Since September 7, 2016	Independent Consultant for Financial and Capital Market Transactions since October 2018. Managing Director, Bradley Woods & Co. Ltd. (an investment banking firm) March 2014 to October 2018.	1	None.	Significant experience in the financial industry, including investment banks and broker dealers; specializes in natural resources; holds Series 7 and 87; holds CFA designation.

J. Douglas Newsome (1960)	Trustee	Since October 25, 2016	Managing Director, Director of Research, Perkins Fund Marketing, LLC (a broker dealer) since August 2012.	1	None.	Significant experience in the financial industry, including at several broker dealers; holds Series 7, 24, 31, 50 and 63 securities licenses; holds CFA designation.
Edward O’Brien (1985)	Trustee	Since October 25, 2016	Vice President – Asia Pacific Operations at Xcoal Energy & Resources (since September 2019); Capital Markets & Marketing, Xcoal Energy & Resources (January 2017 – August 2019); Chief Executive Officer, Doyle Trading Consultants (July 2014 – December 2016).	1	None.	Significant experience in the natural resources industry, especially with respect to steel making raw materials.
Deborah A. Clay (1961)	Trustee	Since March 11, 2022	Vice President, Head of Office of Chief Information Officer – New York Life Insurance Company, May 2014 to December 2021.	1	None.	Experience in the natural resources industry, with a focus on strategic planning and information technology program and project management leadership

INTERESTED TRUSTEE

Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee	Experience, Qualifications, Attributes, Skills for Board Membership
Adam A. Rozencwajg* (1984)	Trustee	Since July 14, 2016	Managing Partner, Goehring & Rozencwajg Associates, LLC (an investment advisor) since January 2016; Vice President, Chilton Investment Company, LLC (a hedge fund) from October 2007 to December 2015.	1	Board of Trustees of CO-OP – 49 E 86th Street LLC	Significant experience with natural resources investments; experience conducting private investment end-of-year valuation audits; holds CFA designation.

*	Mr. Rozencwajg is an interested person of the Trust (as defined in the 1940 Act) (an “Interested Trustee”) because of his position with GRA.
(1)	Each Trustee serves until retirement, resignation or removal from the Board.
(2)	For purposes of this table, the GRA Fund Complex includes only the Trust.

OFFICERS

Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Adam A. Rozencwajg (1984)	President, Chief Executive Officer, Treasurer and Chief Financial Officer	Since 2016	Managing Partner, Goehring & Rozencwajg Associates, LLC (an investment advisor) since January 2016; Vice President, Chilton Investment Company, LLC (a hedge fund) from October 2007 to December 2015.
Ivana Kovačić (1977)	Chief Compliance Officer and AML Compliance Officer	Since 2022	Deputy Chief Compliance Officer, ALPS Holdings, Inc., since October 2021. Ms. Kovačić joined ALPS in March 2020 as Assistant Vice President, Regulatory Compliance. Prior to the current role, Ms. Kovačić served as Senior Compliance Analyst at Jennison Associates (August 2013 to January 2019). Ms. Kovačić is also the Fund CCO of 1WS Credit Income Fund and X-Square Balanced Fund.
Patrick Rogers (1966)	Clerk	Since 2022	Mr. Rogers has served as Senior Legal Counsel of ALPS since September 2021 and previously served as Compliance Counsel for Mercer Advisors from 2018 to 2021 and Contract Attorney for CACI, Inc. from 2014 to 2018.

(1)	Officers are typically elected every year, unless an officer earlier retires, resigns or is removed from office.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE